Consolidated statements of profit or loss and other comprehensive income - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Revenue from continuing operations	$ 119	$ 249	$ 406
Other income	12,989	8,563	3,665
Expenses
Research and development expense	(9,774)	(11,136)	(9,894)
General and administrative expense	(5,598)	(8,529)	(5,761)
Loss on disposal of fixed assets	(137)	(16)	(2)
Fair value losses on financial assets at fair value through profit or loss	(1,114)
Impairment of financial assets	(2,830)
Loss on disposal of Cantx, Inc. after income tax expense			(569)
Loss before income tax expense from continuing operations	(6,344)	(10,869)	(12,155)
Income tax benefit	305	199
Loss after income tax expense for the year	(6,039)	(10,670)	(12,155)
Items that may be reclassified subsequently to profit or loss
Gain (Loss) on the revaluation of available-for-sale financial assets, net of tax		9	(3)
Net exchange difference on translation of financial statements of foreign controlled entities, net of tax	(251)	25	(1)
Derecognition of foreign currency reserve relating to Cantx Inc.			178
Other comprehensive income for the year, net of tax	(251)	34	174
Total comprehensive income for the year	(6,290)	(10,636)	(11,981)
Loss for the year is attributable to:
Non-controlling interest			(92)
Owners of Kazia Therapeutics Limited	(6,039)	(10,670)	(12,063)
Loss after income tax expense for the year	(6,039)	(10,670)	(12,155)
Total comprehensive income for the year is attributable to:
Non-controlling interest			(96)
Owners of Kazia Therapeutics Limited	(6,290)	(10,636)	(11,885)
Total comprehensive income for the year	$ (6,290)	$ (10,636)	$ (11,981)
Earnings per share for loss attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	$ (12.48)	$ (2.28)	$ (2.82)
Diluted earnings per share	$ (12.48)	$ (2.28)	$ (2.82)